Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income before income taxes:
Domestic	$ 239.1	$ 270.0	$ 295.0
Foreign	515.7	453.5	348.1
Income before income taxes	754.8	723.5	643.1
Current:
Domestic	38.7	42.9	44.4
Foreign	133.0	81.4	53.9
Current income tax expense	171.7	124.3	98.3
Deferred:
Domestic	17.3	11.8	9.4
Foreign	55.6	75.4	76.3
Deferred income tax expense	72.9	87.2	85.7
Total income tax expense	$ 244.6	$ 211.5	$ 184.0